Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Facility State Plant shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Significant Accounting Policies [Line Items]
Number of quarries distribution facilities and plants | Facility	400
Number of states with aggregates business sales by destination | State	29
Maximum FDIC, insurance limit to not available of funds in lockboxes	$ 250,000
Company policy for maximum cash maintained at one bank	100,000,000
Minimum at risk receivable balance for specific reserve	$ 50,000
Weighted-average fair value of stock option granted | $ / shares		$ 57.71	$ 43.42
Minimum likelihood for recognition of tax benefit related to uncertain tax position	50.00%
Minimum
Significant Accounting Policies [Line Items]
Warranty term	9 months
Maximum
Significant Accounting Policies [Line Items]
Warranty term	1 year
Stock Options
Significant Accounting Policies [Line Items]
Stock options issued | shares	0
Inventory Finished Goods
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	12 months
Expendable Parts Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	5 years
Supplies Inventory
Significant Accounting Policies [Line Items]
Allowance for inventories in excess of sales requisite Record period	1 year
Percentage of Aggregates Business Net Sales in Top Five Sales states | Geographic Concentration Risk | Sales Revenue Segment
Significant Accounting Policies [Line Items]
Total net sales, percentage	73.00%
Texas | Cement
Significant Accounting Policies [Line Items]
Number of cement plants | Plant	2